Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key	0000203142
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000096616
Shareholder Report [Line Items]
Fund Name	DWS Short Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	SRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.69%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.49%	1.26%	1.18%
Class A Adjusted for the Maximum Sales Charge (max 2.25% load)	3.12%	0.80%	0.95%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 1-Year General Obligation Index	4.21%	1.33%	1.23%
Bloomberg 3-Year (2-4) Municipal Bond Index	5.43%	1.12%	1.32%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 131,456,192
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 315,502
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	131,456,192
Number of Portfolio Holdings	130
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	315,502
Modified Duration to Worst	2.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	86%
General Obligation Bonds	11%
Lease Obligations	6%
Variable Rate Demand Notes	2%
Other Assets and Liabilities	(5%)
Total	100%

Material Fund Change [Text Block]
C000096618
Shareholder Report [Line Items]
Fund Name	DWS Short Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	SRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.44%

Gross expense ratio as of the latest prospectus: 1.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	4.71%	0.49%	0.42%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.71%	0.49%	0.42%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 1-Year General Obligation Index	4.21%	1.33%	1.23%
Bloomberg 3-Year (2-4) Municipal Bond Index	5.43%	1.12%	1.32%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 131,456,192
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 315,502
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	131,456,192
Number of Portfolio Holdings	130
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	315,502
Modified Duration to Worst	2.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	86%
General Obligation Bonds	11%
Lease Obligations	6%
Variable Rate Demand Notes	2%
Other Assets and Liabilities	(5%)
Total	100%

Material Fund Change [Text Block]
C000096619
Shareholder Report [Line Items]
Fund Name	DWS Short Term Municipal Bond Fund
Class Name	Class S
Trading Symbol	SRMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	0.50%

Gross expense ratio as of the latest prospectus: 0.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	5.70%	1.42%	1.33%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 1-Year General Obligation Index	4.21%	1.33%	1.23%
Bloomberg 3-Year (2-4) Municipal Bond Index	5.43%	1.12%	1.32%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 131,456,192
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 315,502
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	131,456,192
Number of Portfolio Holdings	130
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	315,502
Modified Duration to Worst	2.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	86%
General Obligation Bonds	11%
Lease Obligations	6%
Variable Rate Demand Notes	2%
Other Assets and Liabilities	(5%)
Total	100%

Material Fund Change [Text Block]
C000096620
Shareholder Report [Line Items]
Fund Name	DWS Short Term Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	MGSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Term Municipal Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.44%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	5.76%	1.51%	1.44%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 1-Year General Obligation Index	4.21%	1.33%	1.23%
Bloomberg 3-Year (2-4) Municipal Bond Index	5.43%	1.12%	1.32%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 131,456,192
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 315,502
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	131,456,192
Number of Portfolio Holdings	130
Portfolio Turnover Rate (%)	85
Total Net Advisory Fees Paid ($)	315,502
Modified Duration to Worst	2.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	86%
General Obligation Bonds	11%
Lease Obligations	6%
Variable Rate Demand Notes	2%
Other Assets and Liabilities	(5%)
Total	100%

Material Fund Change [Text Block]